Exhibit 99.20

Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
419942726	406538	06/05/2018	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final CD did not indicate any commissions paid to real estate agents. However, seller CD indicates Real estate agent commissions were paid by the seller.		Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Recd from lender: PCCD uploaded. **No PCCD CD was provided on xxxxx please resend.	Override to EV2 due to Immaterial Issue. No assignee liability. Mitigated Risk: Override to EV2 due to Immaterial Issue. No assignee liability.	B	B	B	B	B
419942726	406539	06/05/2018	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing Change of Circumstance for following changes: change in lender and to loan type from VA to conventional to support new LE dated xxxxx was not found in the file
Change of circumstance for loan amount change on CD dated xxxxx was not found in the file.	06/22/2018	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Recd from lender: COC dated xxxxx reflecting the change in loan type from VA to Conventional.

Recd from lender: COC 4-4 noted that there was a change in the loan type. ** Finding remains lenders response does not address the following: Change in lender and to loan type from VA to conventional to support new LE dated xxxxx or Change of circumstance for loan amount change on xxxxx.  COC dated xxxxx was considered in initial review.
												Recd from lender: COC dated xxxxx reflecting the change in loan type from VA to Conventional.	A	A	A	A	A
419942726	406567	06/05/2018	Compliance	Missing Affiliated Business Disclosure	COMP 0010	2	Acknowledged	Missing Affiliated Business Disclosure for xxxxx. Per the FACTS sheet the lender has affiliates.	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Investor forwarded the comments from the seller:

I received the below info from Legal regarding the Affiliated Business Disclosure (ABD) issue as noted in the blue text.

I believe the affiliate business disclosure is only required in the event there is a referral. It is my understanding that xxxxx did not/does not refer business to affiliates.

I have done some additional research, and based on what I can find, the ABD is required when we have an Affiliate that is a settlement service provider and we referred the borrower.  Our Affiliates are not a Settlement Service provider nor did we refer the borrower; thus the disclosure is not required.

											Exception remains as the seller has affiliates and should disclose them to the borrower to be in compliance with RESPA. Seller has not provided a list of their affiliates they have so unable to confirm if any were used. Best practice is to disclose all affiliates as part of initial disclosures; referrals can be made verbally and indirectly so it is not possible to confirm from a document file if any referrals were provided. The ABD is not required when the lender has no affiliates, but should be provided consistently when they do to maintain adherence to RESPA.	Override to EV2 due to Immaterial Issue. No assignee liability. Mitigated Risk: Override to EV2 due to Immaterial Issue. No assignee liability.	B	B	B	B	B
419942726	406573	06/05/2018	Property	Subject Property Address does not match Appraisal Address	APPR 0008	1	Closed	The property address on all legal documents including the Note and the Deed of Trust is incorrect. Address includes "Addition" which is part of the legal description. Property Address verified per the Survey, Appraisal, Tax Certificate, and USPS Zip Code look up is xxxxx.	06/19/2018	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Recd a copy of the Note with a new page 1 reflecting the corrected property address printed after the fact. Exception remains pending Investor approval of this document and for updated Deed of Trust to match.	Recd copy of corrected Note and Deed of Trust with documentation to verify corrected instrument was sent to be re recorded.	A	A	A	A	A
419942726	406589	06/06/2018	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Unable to complete Income Analysis- Missing required signed P&L or Earnings summary covering xxxxx-xxxxx prepared by the borrower as required per guidelines.	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Per Investor, review loan is a 24 month personal bank statement doc type. Borrower was qualified on 100% of deposits averaged over 24 months, less any unsupported large deposits/credits from returns and account transfers. Deposits are consistent and typical for the borrowers line of work.
Investor elects to waive with compensating factors:
Verified liquid assets and/or savings history - xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the xxxxx matrix.
xxxxx -Recd P&L from the seller; the P&L covers xxxxxmonths instead of xxxxx months. Using average monthly expenses for xxxxxmonths and the xxxxx-xxxxx gross income figures the P&L is supported by the bank statements and reflects $xxxxx, which is higher than the income used by the original UW at $xxxxx.	Client: Per Investor, review loan is a 24 month personal bank statement doc type. Borrower was qualified on 100% of deposits averaged over 24 months, less any unsupported large deposits/credits from returns and account transfers. Deposits are consistent and typical for the borrowers line of work.
Investor elects to waive with compensating factors:
												Verified liquid assets and/or savings history - xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the xxxxx matrix.	B	B	B	B	B
419942726	406590	06/06/2018	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing evidence of agency ineligibility. This may be satisfied through a DU or LP underwriting findings report in file verifying the loan does not qualify for delivery. Alternatively, an Underwriter Certification will be required for any loans where a DU or LP report is not available or does not adequately identify the reason for ineligibility (ie. This loan is not Agency eligible due to bank statement documentation type).	06/15/2018	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Recd update from Investor with with the following note: Investor Response: Borrower was qualified using business bank statement doc type. Doc Type is ineligible for delivery to GSE/FNMA.	Recd update from Investor with with the following note: Investor Response: Borrower was qualified using business bank statement doc type. Doc Type is ineligible for delivery to GSE/FNMA.	A	A	A	A	A
419942726	406839	06/06/2018	Credit	Unacceptable Credit History	CRED 0009	1	Closed	Missing Alternate confirmation that there is no new debt which may include a new credit report, pre-close credit score soft-pull or gap report: * DTI should be recalculated based on any new debt * Any new credit scores must be reviewed for qualifications * Rapid rescore of credit only permitted for confirmation of pay down and/or payoff of debt.	06/25/2018	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Recd gap credit report from the lender dated xxxxx. Updated monthly payments result in a DTI of xxxxx%. Borrower does qualify for expanded DTI under xxxx guidelines, as the mid score is xxxxx.

											Recd from lender: Fraud Guard shows there was a new debt. We reviewed and confirmed they opened a new credit card but it did not have a balance and therefore no payment. Since it is 0 there was nothing to include in the DTI on this. Credit report was uploaded. ** Finding remains no affirmation of no new debt was signed by the borrower at closing and no new credit report, pre-close credit score soft-pull or gap report was provided for review.	Recd gap credit report from the lender dated xxxxx. Updated monthly payments result in a DTI of xxxxx%. Borrower does qualify for expanded DTI under xxxx guidelines, as the mid score is xxxxx.	A	A	A	A	A
419942726	406886	06/07/2018	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Missing Updated Investor Loan Submission Form reflecting the Correct Program, Doc Type, Credit Grade, and QM Designation.	06/19/2018	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Recd Submission Form that matches the loan type. However the loan amount, sales price/appraised value, and DTI do not match the final approval. Exception remains for the final Submission form with accurate loan information.	Recd copy of the Submission Form with Non-QM Designation.	A	A	A	A	A
419942726	406892	06/07/2018	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Final 1003 reflects the following discrepancies: 1) Incorrect Property Address.; 2) Self-Employment Box is not marked.	06/19/2018	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Recd final 1003 with "addition" whited out from the subject property address and the self employment box checked, however these changes to the original form have not been initialed by the borrower. Exception remains pending borrower acknowledgement of the updated document.	Recd copy of 1003 reflecting the corrected property address executed and initialed by the borrower. (Self-employment Box is Immaterial)	A	A	A	A	A
419942726	406909	06/07/2018	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	Missing NPS signature on the final CD dated xxxxx as required in Community Property State for Owner Occupied transactions.	06/19/2018	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.		Exception set in error. Exception cancelled/closed.	A	A	A	A	A
419942726	406915	06/07/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the last disclosed Closing Disclosure.	TRID 0120	1	Closed	The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($xxxxx) has decreased below the amount disclosed on the Loan Estimate sent on xxxxx, ($xxxxx). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).	06/15/2018	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Recd change of circumstance form from the decrease in lender credits, it appears these were for the lender paid broker compensation which changed due to a change in loan amount and rate.	Recd change of circumstance form from the decrease in lender credits, it appears these were for the lender paid broker compensation which changed due to a change in loan amount and rate.	A	A	A	A	A
419942726	406916	06/07/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	TRID 0121	1	Closed	The sum of non-specific (lump sum) lender credits and specific lender credits ($xxxx) has decreased from the amount disclosed on the Loan Estimate sent on xxxxx, ($xxxxx). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).	06/15/2018	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Recd change of circumstance form from the decrease in lender credits, it appears these were for the lender paid broker compensation which changed due to a change in loan amount and rate.	Recd change of circumstance form from the decrease in lender credits, it appears these were for the lender paid broker compensation which changed due to a change in loan amount and rate.	A	A	A	A	A
419942726	406923	06/07/2018	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Missing Appendix Q/ATR underwriter worksheet which details the income and obligations considered in the evaluation as required by the xxxxx guidelines.	09/23/2019	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Recd update from Investor with with the following note:Client prepared 1008 which evaluates income and obligations used by UW is acceptable to meet Investor Requirements.	Recd update from Investor with with the following note:Client prepared 1008 which evaluates income and obligations used by UW is acceptable to meet Investor Requirements.	A	A	A	A	A
419942726	406954	06/07/2018	Credit	Sales Contract is not executed by all Parties	CRED 0106	1	Closed	Missing copy of final sales contract executed by all parties with all earnest money receipted by the title company.	06/19/2018	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.		Recd copy of the final executed sales contract.	A	A	A	A	A
419942726	406957	06/07/2018	Credit	Missing Verification of Rental	CRED 0021	1	Closed	Missing xxxx months housing history as required per the guidelines . Rent free letters from spouses are not permitted. Housing history is required. A rent free letter from the borrower's spouse is in the file. Borrower has previous mortgage history of xxxxx months up until xx/xxxx with no reported lates, However, most recent xxxxx months housing history was not found in the file.	06/15/2018	Verified liquid assets and/or savings history - Borrower has sufficient verified assets/reserves. xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Low LTV/CLTV/HCLTV - LTV/CLTV is xxxxx% w/a max allowed of xxxxx% for an OO/Purchase per the guideline matrix.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the guideline matrix.; No Apparent Right to Statutory Damages - Override to EV2 due to Immaterial Issue. No assignee liability.	Recd update from Investor with with the following note: Investor elects to waive requirement based on rent free letter provided by spouse.
Verified liquid assets and/or savings history - xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the xxxxx matrix.	Recd update from Investor with with the following note: Investor elects to waive requirement based on rent free letter provided by spouse.
												Verified liquid assets and/or savings history - xxxxx months of reserves have been verified with a minimum requirement of xxxxx mths.; Verified credit history - Borrower has a mid FICO of xxxxx w/a minimum requirement of xxxxx for an OO/Purchase per the xxxxx matrix.	A	A	A	A	A
419942751	412164	07/05/2018	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	Missing the the signature page to the PUD Rider.	07/17/2018	Low LTV/CLTV/HCLTV - LTV is xxxxx% below max.	Recd a complete copy of the Deed of Trust and the riders. The PUD rider is complete and was executed by both borrowers. Exception cleared.	Recd a complete copy of the Deed of Trust and the riders. The PUD rider is complete and was executed by both borrowers. Exception cleared.	A	A	A	A	A
419942751	412177	07/05/2018	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	The borrowers final CD dated xxxxx does not reflects the sales commissions paid to the listing/selling agents. The Seller CD does reflect the Commissions paid.		Low LTV/CLTV/HCLTV - LTV is xxxxx% below max.		Client: Override to EV2 due to immaterial issue.	B	B	B	B	B
419942751	412207	07/05/2018	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Updated: Missing evidence the Affiliated Business Disclosure was provided to the borrower. Lender provided the privacy disclosure reflecting xxxxx does have an affiliated business. Pending a copy of the Affiliated Business Disclosure.

								Original: Missing evidence the Affiliated Business Disclosure was provided to the borrower, or verification that the lender does not have any Affiliated Businesses.	07/27/2018	Low LTV/CLTV/HCLTV - LTV is xxxxx% below max.	Lender provided the privacy disclosure reflecting xxxxx does have an affiliated business xxxxx. Final CD confirms xxxxx was not a payee on the CD.	Lender provided the privacy disclosure reflecting xxxxx does have an affiliated business xxxxx. Final CD confirms xxxxx was not a payee on the CD.	A	A	A	A	A
419942751	412231	07/05/2018	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Per guidelines the bank statements and the P&Ls should cover about the same period of calendar months, within xxxxx months. The P&Ls used for calculating income were for xxxxx-xxxxx, and the bank statements were for xxxxx-xxxxx. Missing exception for greater than a xxxxx month variance. The income in xxxxx and YTD is substantially higher than it was in xxxxx, so averaging only xxxxx and xxxxx P&Ls is a more conservative approach.

Total eligible deposits xxxxx $xxxxx, average monthly deposits $xxxxx.  The average monthly gross income from the P&L xxxxx is $xxxxx.  The average eligible deposits are xxxxx% higher than the average gross income.

Total eligible deposits xxxxx $xxxx, average monthly deposits $xxxxx.  The average monthly gross income from the P&L for the same period is $xxxxxx.  The P&L average is xxxxx% higher than the eligible deposits, but this is within the xxxxx% variance allowable per guidelines.

Total eligible deposits xxxxx $xxxxx, average monthly deposits $xxxxx.  The average monthly gross income from the P&L for xxxxx is $xxxxx.  The average eligible deposits are xxxxx% higher than the average gross income.

Low LTV/CLTV/HCLTV - LTV is xxxxx% below max.	The income in xxxx and YTD is substantially higher than it was in xxxx, so averaging only xxxx and xxxx P&Ls is a more conservative approach.
												Mitigated Risk: The income in xxxx and YTD is substantially higher than it was in xxxx, so averaging only xxxx and xxxx P&Ls is a more conservative approach.	B	B	B	B	B
419942751	412234	07/05/2018	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Updated: Missing ATR worksheet detailing income and liabilities used by the underwriter. The seller provided a copy of the borrower's ATR certification and the UW transmittal/agency-ineligible certification . Still pending the underwriter's ATR worksheet as required by xxxxx of the xxxxx guidelines, or exception from xxxx waiving this requirement.

Previous:Missing ATR worksheet detailing income and liabilities used by the underwriter.  The seller provided a copy of the borrower's ATR certification that was signed at closing.  Still pending the underwriter's ATR worksheet as required by xxxxx of the xxxxx guidelines.

Original: Missing ATR worksheet detailing income and liabilities used by the underwriter.	09/23/2019	Low LTV/CLTV/HCLTV - LTV is xxxxx% below max.	Client response provided:"Originator has completed a 1008, 1003 as well as an income worksheet. Combination of documents contain UW income calculations as well as liabilities used for qualification. xxxx elects to waive with compensating factors: xxxxx Months reserves, 0x30 x xxxxx months housing history".
												xxxxx confirmed acceptance of the previously provided documents as the UW ATR worksheet.	A	A	A	A	A
419942751	412248	07/05/2018	Credit	Missing Verification of Rental	CRED 0021	1	Closed	Missing xxxxx months cancelled checks to confirm the borrower's rental housing history. Per the VOR the Monthly Rent payable to xxxxx was $xxxxx per month with a few months that varied due to payments on repairs made.	09/23/2019	Low LTV/CLTV/HCLTV - LTV is xxxxx% below max.	Recd copies of xxxxx months of cashier's checks for rental payment history. **Exception cleared.	Recd copies of xxxxx months of cashier's checks for rental payment history. **Exception cleared.	A	A	A	A	A
419942751	412251	07/05/2018	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed	Using lenders tax calculations -The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxxx), while the Calculated Projected Payments Table has a value of (xxxxx).

Variance is due to the calculation of Property Taxes. See exception re: Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information for details.	08/01/2018	Low LTV/CLTV/HCLTV - LTV is xxxxx% below max.	Recd from lender: FNMA has limited guidance and client is stating they have used the xx% method in the past and have not had any issues. Speaking with the client, they use xx% on new construction as the tax assessor value 9 out of 10 times will be significantly less than appraised value/sales price. Since there is no specific guidance the lender feels they have used a reasonable estimate of the real estate taxes. Can you please reconsider?

											**Finding cleared/removed using lenders calculation of taxes for New Construction.;	**Finding cleared/removed using lenders calculation of taxes for New Construction.;	A	A	A	A	A
419942751	412257	07/05/2018	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Updated: The calculation used for the improved taxes on the new construction property does not match the information on the tax certificate available. FNMA and other Investors are not able to provide a formula for property tax calculation as rates and methods vary in each area. The title company can provide the property tax calculation and/or the estimated property taxes for new construction; in this instance they provided the lender with the tax certificate. This tax certificate does not reflect a taxable factor of xxxxx% and the reduction to taxable value is not supported. Property taxes based on the tax certificate with no exemption are $xxxxx (sales price x the tax rate reflected on the tax certificate) annually, or $xxxx monthly. A homestead exemption calculation was completed by the reviewer to give a best case scenario, as the original calculation reflects a variance of $xxxxx to the documented tax rate.

Original:  Property Taxes were under disclosed, unable to determine why the lender only used xxxxx% of the purchase price per the Property Tax Calculator.  Review based taxes on the sales price as that will be used in the next assessment from xxxxx.

For review, annual property taxes of $xxxxx ($xxxxx monthly) was used, in assuming the borrowers will take advantage of homestead exemption and based off of the purchase price.	07/27/2018	Low LTV/CLTV/HCLTV - LTV is xxxxx% below max.	Recd from lender: FNMA has limited guidance and client is stating they have used the xxxxx% method in the past and have not had any issues. Speaking with the client, they use xxxxx% on new construction as the tax assessor value 9 out of 10 times will be significantly less than appraised value/sales price. Since there is no specific guidance the lender feels they have used a reasonable estimate of the real estate taxes. Can you please reconsider?
											**Finding cleared/removed as there is no "official guidance" on calculating taxes for New Construction.	Finding cleared/removed as there is no "official guidance" on calculating taxes for New Construction.	A	A	A	A	A
419942751	412258	07/05/2018	Credit	Payoff/Demand Statement has a discrepancy in the data	DMND 0002	1	Closed	Missing payoff statements for xxxxx ($xxxxx) and xxxxx ($xxxxx) reflected on the CD as paid off at closing.	08/01/2018	Low LTV/CLTV/HCLTV - LTV is xxxxx% below max.	Recd credit supplement dated xxxxx reflecting the debts paid in full. Exception cleared.	Recd credit supplement dated xxxxx reflecting the debts paid in full. Exception cleared.	A	A	A	A	A
419942751	412259	07/05/2018	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	The final CD dated xxxxx reflects earnest money of $xxxxx. Per the earnest money receipt and the purchase agreement, the earnest money paid was $xxxxx. Missing explanation for $xxxxx discrepancy.	08/01/2018	Low LTV/CLTV/HCLTV - LTV is xxxxx% below max.	Recd PCCD reflecting corrected EMD, LOE for the PCCD, copy of refund and trackable USPS label. Per USPS tracking website this was delivered. Exception cleared.	Recd PCCD reflecting corrected EMD, LOE for the PCCD, copy of refund and trackable USPS label. Per USPS tracking website this was delivered. Exception cleared.	A	A	A	A	A